Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RESQ Strategic Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	2.01%
RESQ Strategic Income Fund | Dow Jones Conservative Portfolio Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	7.09%	0.96%	2.87%
RESQ Strategic Income Fund | RESQ Strategic Income Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		(3.53%)	(6.54%)	(2.95%)
RESQ Strategic Income Fund | RESQ Strategic Income Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		1.73%	(5.26%)	(2.04%)
RESQ Strategic Income Fund | RESQ Strategic Income Fund Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.49%	(5.83%)	(2.44%)
RESQ Strategic Income Fund | RESQ Strategic Income Fund Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.02%	(4.10%)	(1.64%)
RESQ Dynamic Allocation Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	21.09%	12.15%	12.17%
RESQ Dynamic Allocation Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	17.88%	14.42%	14.82%
RESQ Dynamic Allocation Fund | RESQ Dynamic Allocation Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		7.98%	2.28%	3.30%
RESQ Dynamic Allocation Fund | RESQ Dynamic Allocation Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		14.98%	3.91%	4.33%
RESQ Dynamic Allocation Fund | RESQ Dynamic Allocation Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.20%	3.21%	3.98%
RESQ Dynamic Allocation Fund | RESQ Dynamic Allocation Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.04%	2.97%	3.41%
RESQ Dynamic Allocation Fund | RESQ Dynamic Allocation Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		13.90%	2.89%	3.29%

[1]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[2]	The Dow Jones Conservative Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The index risk level is set to 20% of the Dow Jones Global Stock CMAC Index’s downside risk (past 36 months). Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[3]	The MSCI World Index captures large and mid-cap representation across 23 Developed Markets (DM) countries. With 1,650 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[4]	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.